Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

8. Debt

Convertible Term Loans

On October 27, 2017, we entered into a contingent convertible debt agreement (the “Convertible Term Loan”) with Silicon Valley Bank (“SVB”) providing for a term loan of $20.0 million. In conjunction with our IPO on August 5, 2020, the bank exercised its purchase right and repaid $1.1 million of previously paid principal This balance, combined with the unpaid principal balance of $18.9 was converted into 2,179,360 shares of Series 1 common stock. No further borrowings are allowed under this convertible debt agreement. Interest was calculated on the outstanding principal, with interest payable monthly. The initial interest rate was equal to the prime rate and changes to a rate of prime plus 2.0% on and after January 1, 2020, a rate of prime plus 4.0% on and after January 1, 2021, and a rate of prime plus 6.0% on and after January 1, 2022. The weighted-average effective interest rate was 5.8%, and 5.6% during the nine-month periods ended September 30, 2020 and 2019, respectively. Quarterly principal payments of $125 thousand were due and payable from June 1, 2018 through maturity.

On February 28, 2020 we entered into a contingent convertible term loan (the “2020 Convertible Loan”) with SVB, providing for a convertible term loan in an amount of $35.0 million. In conjunction with our IPO on August 5, 2020, the outstanding principal balance of $35 million was converted into 3,070,174 shares of Series 1 common stock. No further borrowings are allowed under this convertible debt agreement. Interest was calculated on the outstanding principal, with interest payable monthly. The 2020 Convertible Term Loan bears interest at (a) 4.5% prior to January 1, 2022, (b) 6.5% from January 1, 2022 and prior to January 1, 2023, (c) 8.5% from January 1, 2023 and prior to January 1, 2024, and (d) 10.5% from and after January 1, 2024.

In addition to the conversion shares on the outstanding principal, this instrument required a deficiency payment if the value of the conversion shares does not meet an applicable required minimum return of (a) 1.25 if converted within 18 months of the agreement, (b) 1.32 if converted between 18 months and 24 months, and (c) 1.55 if converted between 24 months and maturity. The deficiency payment, at the election of the holder, would be settled either (i) by issuance of additional shares of common stock equal to the difference between the minimum return and the conversion value or (ii) in cash in a single installment in the amount of such difference. Management determined that the required minimum return as defined above represented, in substance, an embedded lenders’ put option designed to provide the investor with a fixed monetary amount, settleable in either additional shares or cash. Management determined that this put option should be separated and accounted for as a derivative primarily because the put option met the net settlement criterion and the settlement provisions were not consistent with a fixed-for-fixed equity instrument. Based on the value of the conversion shares issued to the bank upon completion of the IPO, we met the required minimum return under terms of the 2020 Convertible Term Loan and were not required to provide any additional shares or cash.

The put option, with an initial fair value of approximately $4.4 million, was recorded as a derivative liability on the accompanying balance sheet and a corresponding discount to the 2020 Convertible Term Loan. The discount was accreted to interest expense on the consolidated statement of operations over the term of the 2020 Convertible Term Loan using the effective interest method. The net balance outstanding under the terms of this agreement was netted against the outstanding principal balance upon conversion to Series 1 Common Stock upon completion of our IPO. We recorded interest expense related to this instrument of $0.1 million and $0.4 million during the three and nine-month periods ended September 30, 2020, respectively.

The estimated fair value of the put option was determined using a multi-scenario probability weighted expected return method analysis in which the future probability of exit events was weighted for its respective probability. Key assumptions included time to exit event, fair value of common stock, and a discount rate. At March 31, 2020, we determined the put option had no fair value due to an increase in market conditions that would make any amounts due under the redemption feature remote. As a result, we recorded a gain in the amount of $4.4 million in the three-month period ending March 31, 2020, which was recorded in the accompanying consolidated statements of operations. This instrument was extinguished upon the conversion of the 2020 Convertible Term Debt upon completion of our IPO.

Credit Facility

On October 27, 2017, we amended and restated our loan and security agreement (as amended, the “Credit Facility”) with SVB. The Credit Facility provided a $20.0 million revolving line of credit (the “Revolving Line”) and a $5.0 million term loan (the “2018 Term Loan”). On June 4, 2019, we amended the Credit Facility to increase the Revolving Line by $5.0 million to $25.0 million.

On February 28, 2020, we amended and restated our loan and security agreement (the “A&R Credit Facility”) with SVB. The A&R Credit Facility reduces the amount available under the Revolving Line by $5.0 million to $20.0 million with a further reduction in availability to $10.0 million scheduled for September 30, 2020. On September 29, 2020, we entered into an agreement with SVB to defer the reduction in amounts available under the Revolving Line from $20.0 million to $10.0 million from September 30, 2020 to December 31, 2020. We accounted for the February 28, 2020 amendment and restatement transaction as an extinguishment of debt pursuant to ASC 470-50. We recorded an immaterial loss on extinguishment during the nine-month period ended September 30, 2020.

The Revolving Line has a maturity date of October 27, 2021. The Revolving Line bore interest at a rate equal to the prime rate, and the weighted-average effective interest rate was 3.7%, and 5.6% for the nine months ended September 30, 2020 and 2019, respectively. Interest is calculated on the outstanding principal and is payable monthly. As of September 30, 2020, and December 31, 2019, we had $20.0 million, and $18.5 million outstanding under the Revolving Line, respectively.

Borrowings from the 2018 Term Loan mature 36 months after each draw. The 2018 Term Loan bore interest at a rate equal to the prime rate plus 0.25% and, the weighted-average effective interest rate was 4.3%, and 5.8% for the nine months ended September 30, 2020 and 2019, respectively. Interest is calculated on the outstanding principal and is payable monthly. Monthly principal payments commenced on October 1, 2018 with a maturity date of October 1, 2021. The principal amortizes equally from the time of the draw to the maturity date. As of September 30, 2020, and December 31, 2019, we had $1.9 million, and $3.3 million outstanding under the 2018 Term Loan, respectively.

In conjunction with our entry into the A&R Credit Facility, our financial covenants were amended. We are required to maintain a revenue growth rate of 118% each quarter compared to the same quarter in the prior year. The other covenant requires us to maintain a minimum liquidity ratio of 1.5:1. The liquidity ratio is calculated as unrestricted and unencumbered cash plus sixty percent of net accounts receivable to balance outstanding under the Revolving Line. We were in compliance with all covenants as of September 30, 2020.

Mezzanine Facility Loan

On February 28, 2020, we entered into a mezzanine loan and security agreement (the “Mezzanine Facility”) with WestRiver Innovation Lending Fund VIII, L.P. (“WestRiver”) providing for a term loan of $10.0 million. The Mezzanine Facility maturity date is March 1, 2023. Our obligations under the Mezzanine Facility are secured by substantially all of our assets. The Mezzanine Facility contains restrictive covenants, including limits on additional indebtedness, liens, asset dispositions, dividends, investments, and distributions. Borrowings under the Mezzanine Facility bear interest at the greater of (i) 10.0% or (ii) the prime rate then in effect plus 5.25%. Interest is calculated on the outstanding principal on a 360-day year basis, payable monthly. As of September 30, 2020, we had no balance outstanding under this agreement and our ability to draw under the Mezzanine Facility terminated. We formally terminated the Mezzanine Facility effective as of November 6, 2020.

In connection with the Mezzanine Facility, we issued warrants to purchase up to 99,000 shares of common stock with an exercise price of $9.21 per share with the warrants expiring on March 1, 2023. The warrant was exercisable for half of the shares. The warrant did not become exercisable for the remaining half of the shares because we did not draw down under the Mezzanine Facility and our ability to draw down under the Mezzanine Facility terminated. The portion of the warrant that was exercisable was exercised in August 2020 and the portion that did not become exercisable terminated upon the termination of the Mezzanine Facility.

Upon issuance of the warrants, we recorded the fair value of the first tranche of warrants at $0.3 million. The value of the warrants issued was recorded as a discount on the carrying value of the debt instruments, which was amortized to interest expense over the life of the debt instruments as an adjustment to (increase in) the effective interest rate.

Debt fees

Lender fees that were paid upfront to the lenders and debt issuance fees paid to third parties are recorded as a discount from the debt carrying amount and are being amortized to interest expense over the life of the debt. Interest expense related to debt discount amortization was not material for any of the periods presented. Net unamortized fees were not material as of September 30, 2020. Net unamortized fees as of December 31, 2019 amounted to $0.9 million.

8. Debt

Convertible term loan

On October 27, 2017, we entered into a contingent convertible debt agreement (the “Convertible Term Loan”) with Silicon Valley Bank (“SVB”) providing for a term loan of $20.0 million. The Convertible Term Loan maturity date is October 27, 2022. Interest is calculated on the outstanding principal, with interest payable monthly. The initial interest rate was equal to the prime rate and changes to a rate of prime plus 2.0% on and after January 1, 2020, a rate of prime plus 4.0% on and after January 1, 2021, and a rate of prime plus 6.0% on and after January 1, 2022. The weighted-average effective interest rate was 5.4% and 4.9% during the years ended December 31, 2019 and 2018. Quarterly principal payments of $125 thousand are due and payable from June 1, 2018 through maturity. As of December 31, 2019, and 2018, we had $19.1 million and $19.6 million outstanding under the Convertible Term Loan, respectively.

The conversion feature grants the bank rights to convert part or all of the outstanding principal, plus accrued and unpaid interest into shares of Series F preferred stock at a conversion price of $3.059 per share. The conversion rights may be exercised at the lenders’ option in the event of a change of control, initial public offering, or when the note matures. The Convertible Term Loan also provides lenders rights to purchase Series F preferred stock at $3.059 per share in an aggregate amount of principal previously repaid. The conversion rights and the purchase rights expire after the Convertible Term Loan’s maturity date.

Credit facility

On October 27, 2017, we amended and restated our loan and security agreement (as amended, the “Credit Facility”) with SVB. As of December 31, 2018, the Credit Facility provided a $20.0 million revolving line of credit (the “Revolving Line”) and a $5.0 million term loan (the “2018 Term Loan”). On June 4, 2019, we amended the Credit Facility to increase the Revolving Line by $5.0 million to $25.0 million.

Advances under the Credit Facility are collateralized by all of our assets. The Credit Facility includes two financial covenants. One requires us to maintain a revenue growth rate of 110% each quarter compared to the same quarter in the prior year. The other covenant requires us to maintain a minimum of $10 million in cash plus available amounts under the Credit Facility. We were in compliance with all covenants as of December 31, 2019.

Revolving line

The Revolving Line has a maturity date of October 27, 2021. The Revolving Line bore interest at a rate equal to the prime rate, and the weighted-average effective interest rate was 5.3% and 5.2% during the years ended December 31, 2019 and 2018, respectively. Interest is calculated on the outstanding principal and is payable monthly. As of December 31, 2019 and 2018, we had $18.5 million and $3.5 million outstanding under the Revolving Line, respectively.

2018 term loan

Borrowings from the 2018 Term Loan mature 36 months after each draw. The 2018 Term Loan bore interest at a rate equal to the prime rate plus 0.25% and, the weighted-average effective interest rate was 5.3% and 5.2% during the years ended December 31, 2019 and 2018, respectively. Interest is calculated on the outstanding principal and is payable monthly. Monthly principal payments commenced on October 1, 2018. The principal amortizes equally from the time of the draw to the maturity date. As of December 31, 2019, and 2018, we had $3.3 million and $1.4 million outstanding under the 2018 Term Loan, respectively.

Debt fees

Lender fees that were paid upfront to the lenders and debt issuance fees paid to third parties are recorded as a discount from the debt carrying amount and are being amortized to interest expense over the life of the debt. Interest expense related to debt discount amortization was $0.1 million and $0.1 million for each of the years ended December 31, 2019 and 2018, respectively. Net unamortized fees as of each of December 31, 2019 and 2018 amounted to $0.1 million and $0.1 million.

In connection with debt acquired prior to 2017, we issued warrants to purchase 255 thousand shares of common stock with a weighted-average exercise price of $4.20 per share. The exercise prices of the warrants range from $1.65 to $5.55 per share. Warrants to purchase 17 thousand shares of common stock expire on July 12, 2023, with the remainder expiring on September 30, 2024. The warrant holder may, at any time, exercise the warrants, in whole or in part, by delivering to us the original warrant, together with a duly executed notice of exercise and the exercise price.

Upon issuance of the warrants, we recorded the fair value of the warrants at $0.5 million. The value of the warrants issued was recorded as a discount on the carrying value of the debt instruments, which was amortized to interest expense over the life of the debt instruments as an adjustment to (increase in) the effective interest rate in prior years.

The maturities of debt are as follows:

(in thousands)	December 31, 2019
2020	$2,394
2021	20,431
2022	18,125
2023	—
2024 and thereafter	—

Total debt	$40,950
Less:
Current portion	$(2,363)
Discount on long-term debt	$(85)

Noncurrent portion of debt	38,502